UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22358

City National Rochdale Structured Claims Fixed Income Fund LLC
 (Exact name of registrant as specified in charter)

400 Park Avenue
New York, New York 10022-4406
 (Address of principal executive offices) (Zip code)

Michael Gozzillo
400 Park Avenue
New York, New York 10022-4406
(Name and address of agent for service)

800-245-9888
Registrant's telephone number, including area code:

Date of fiscal year end: September 30

Date of reporting period: July 1, 2016 - June 30, 2017

Item 1. Proxy Voting Record.

No securities required voting during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) City National Rochdale Structured Claims Fixed Income Fund LLC

By (Signature and Title)*    /s/ Michael Gozzillo
Michael Gozzillo
Chief Compliance Officer

Date  July 28, 2017